Related Parties - Schedule of Key Management Compensation (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Key Management Compensation [Abstract]
Short-term compensation (including salary)	R$ 47	R$ 434	R$ 573	R$ 2,938
Short-term employee benefits	24	72	76	48
Post-employment benefits				7
Termination benefits		62		274
Share-based compensation	17,354	16,685	9,007	1,957
Total	R$ 17,425	R$ 17,253	R$ 9,656	R$ 5,224